Insurance technical provisions and pension plans (Tables)	12 Months Ended
Dec. 31, 2017
Insurance technical provisions and pension plans (Tables) [Abstract]
Technical provisions by account

a)      Technical provisions by account

	R$ thousand
	Insurance (1)		Life and Pension (2)(3)		Total
	On December 31		On December 31		On December 31
	2017	2016	2017	2016	2017	2016
Current and long-term liabilities
Mathematical reserve for unvested benefits	1,051,507	912,764	207,818,859	184,594,055	208,870,366	185,506,819
Mathematical reserve for vested benefits	265,727	210,855	9,367,712	8,989,482	9,633,439	9,200,337
Reserve for claims incurred but not reported (IBNR)	3,159,967	2,770,507	1,030,107	1,264,115	4,190,074	4,034,622
Unearned premium reserve	4,068,716	4,265,155	567,369	574,544	4,636,085	4,839,699
Reserve for unsettled claims	4,291,432	4,645,468	1,588,489	1,682,147	5,879,921	6,327,615
Reserve for financial surplus	-	-	514,199	554,505	514,199	554,505
Other technical provisions	1,996,206	2,048,355	3,369,300	3,328,048	5,365,506	5,376,403
Total reserves	14,833,555	14,853,104	224,256,035	200,986,896	239,089,590	215,840,000

(1)  “Other technical provisions” - Insurance basically refers to the technical provisions of the “personal health” portfolio;

(2)  Includes personal insurance and pension plans; and

(3) “Other technical provisions” - Life and Pension Plan mainly includes the “Reserve for redemption and other amounts to be settled”, “Reserve for related expenses”.

Technical provisions by product

b)   Technical provisions by product

	R$ thousand
	Insurance		Life and Pension (1)		Total
	On December 31		On December 31		On December 31
	2017	2016	2017	2016	2017	2016
Health	9,754,024	8,559,137	-	-	9,754,024	8,559,137
Auto / Liability Insurance	3,156,847	3,126,232	-	-	3,156,847	3,126,232
DPVAT (Personal Injury Caused by Automotive Vehicles)	506,161	471,288	3,100	2,944	509,261	474,232
Life	-	-	10,018,884	9,336,759	10,018,884	9,336,759
RE (Elementary branch)	1,416,523	2,696,447	-	-	1,416,523	2,696,447
Free Benefits Generating Plan - PGBL	-	-	35,087,618	32,605,459	35,087,618	32,605,459
Free Benefits Generating Life - VGBL	-	-	158,746,205	138,670,739	158,746,205	138,670,739
Tradicional plans	-	-	20,400,228	20,370,995	20,400,228	20,370,995
Total technical provisions	14,833,555	14,853,104	224,256,035	200,986,896	239,089,590	215,840,000

(1) Includes personal and pension insurance operations.

Technical provisions by aggregated products

c)   Technical provisions by aggregated products

	R$ thousand
	On December 31
	2017	2016
Insurance - Vehicle, Elementary Lines, Life and Health	24,855,539	24,192,807
Insurance - Life with Survival Coverage (VGBL)	158,746,205	138,670,739
Pensions - PGBL and Traditional Plans	47,623,322	45,557,528
Pensions - Risk Traditional Plans	7,864,524	7,418,926
Total	239,089,590	215,840,000

Insurance - Vehicle, General, Life, Health and Pension (Risk on Traditional Plans)

(i)            Insurance - Vehicle, General, Life, Health and Pension (Risk on Traditional Plans)

	R$ thousand
	Years ended December 31
	2017	2016
At the beginning of the year	31,611,733	27,844,231
(-) DPVAT insurance	(473,579)	(333,699)
Subtotal at beginning of the year	31,138,154	27,510,532
Additions, net of reversals	28,542,623	28,700,765
Payment of claims, benefits and redemptions	(27,156,197)	(26,449,844)
Adjustment for inflation and interest	648,898	1,376,701
Partial spin-off of large risk portfolio	(961,513)	-
Subtotal at end of the period	32,211,965	31,138,154
(+) DPVAT insurance	508,098	473,579
At the end of the year	32,720,063	31,611,733

Insurance - Life with Survival Coverage (VGBL)

(ii)           Insurance - Life with Survival Coverage (VGBL)

	R$ thousand
	Years ended December 31
	2017	2016
At the beginning of the year	138,670,739	106,248,597
Receipt of premiums net of fees	28,577,437	35,824,651
Payment of benefits	(28,758)	(47,379)
Payment of redemptions	(18,985,242)	(16,674,828)
Adjustment for inflation and interest	13,468,401	14,660,738
Others	(2,956,372)	(1,341,040)
At the end of the year	158,746,205	138,670,739

Pensions - PGBL and Traditional Plans

(iii)          Pensions - PGBL and Traditional Plans

	R$ thousand
	Years ended December 31
	2017	2016
At the beginning of the year	45,557,528	36,848,112
Receipt of premiums net of fees	3,446,148	7,412,759
Payment of benefits	(759,949)	(696,056)
Payment of redemptions	(2,962,505)	(2,438,351)
Adjustment for inflation and interest	3,656,452	4,808,394
Others	(1,314,352)	(377,330)
At the end of the year	47,623,322	45,557,528

Guarantees for the technical provisions

e)   Guarantees for the technical provisions

	R$ thousand
	Insurance		Life and pension plans		Total
	On December 31		On December 31		On December 31
	2017	2016	2017	2016	2017	2016
Total technical provisions	14,833,555	14,853,104	224,256,035	200,986,896	239,089,590	215,840,000
(-) Deferred acquisition cost PPNG reducers	(138,780)	(237,104)	-	-	(138,780)	(237,104)
(-) Portion corresponding to contracted reinsurance	(153,137)	(947,159)	(14,123)	(41,191)	(167,260)	(988,350)
(-) Deposits retained at IRB and court deposits	-	(16)	-	-	-	(16)
(-) Receivables	(925,999)	(1,068,329)	-	-	(925,999)	(1,068,329)
(-) Unearned premium reserve - Health and dental insurance (1)	(1,268,243)	(1,182,152)	-	-	(1,268,243)	(1,182,152)
(-) Reserves from DPVAT agreements	(502,491)	(465,568)	-	-	(502,491)	(465,568)
To be insured	11,844,905	10,952,776	224,241,912	200,945,705	236,086,817	211,898,481

Investment fund quotas (VGBL and PGBL) (2)	-	-	190,639,798	168,337,785	190,639,798	168,337,785
Investment fund quotas (excluding VGBL and PGBL)	5,076,006	7,164,637	21,639,087	23,273,027	26,715,093	30,437,664
Government securities	9,011,657	5,882,012	18,608,194	14,187,009	27,619,851	20,069,021
Private securities	18,203	93,287	164,338	169,440	182,541	262,727
Shares	3,227	2,325	1,716,401	1,728,856	1,719,628	1,731,181
Total technical provision guarantees	14,109,093	13,142,261	232,767,818	207,696,117	246,876,911	220,838,378

(1) Deduction provided for in article 4 of Normative Resolution ANS no. 392/15; and

(2) The investment funds "VGBL" and "PGBL" were consolidated in the financial statements.

Changes in deferred acquisition cost (insurance assets)

f)    Changes in deferred acquisition cost (insurance assets)

	R$ thousand
	Years ended December 31
	2017	2016
At the beginning of the year	1,750,244	1,945,238
Additions	1,586,888	1,940,226
Reversals	(2,250,844)	(2,135,220)
Partial spin-off of large risk portfolio	(16,180)	-
At the end of the year	1,070,108	1,750,244

Changes in reinsurance assets

g)   Changes in reinsurance assets

	R$ thousand
	Years ended December 31
	2017	2016
At the beginning of the year	1,186,194	1,144,506
Additions	186,867	667,908
Reversals	(139,641)	(485,724)
Recovered insurance losses	(259,433)	(173,908)
Adjustment for inflation and interest	(411)	43,790
Other (1)	(754,362)	(10,378)
At the end of the year	219,214	1,186,194

(1)    Includes the transfer of part of the operation of the large risk portfolio (Note 43).

Insurance, Vehicle/RCF and Elementary Lines - Claims, gross reinsurance

Insurance, Vehicle/RCF and Elementary Lines - Claims, gross reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	Total
Amount estimated for the claims:
· In the year after notification	4,482,979	1,152,371	2,058,559	2,414,674	2,647,298	3,134,409	3,020,829	3,708,479	4,160,984	3,821,255	3,481,275	-
· One year after notification	4,679,108	1,108,270	2,037,365	2,394,609	2,626,356	3,035,716	2,848,361	3,456,642	4,028,967	3,640,897	-	-
· Two years after notification	4,711,861	1,088,069	2,018,329	2,387,075	2,604,738	3,021,698	2,809,942	3,464,389	3,989,904	-	-	-
· Three years after notification	4,783,290	1,094,795	2,015,921	2,403,020	2,604,061	3,041,626	2,839,210	3,436,234	-	-	-	-
· Four years after notification	4,845,834	1,102,364	2,046,000	2,418,649	2,600,194	3,071,989	2,813,496	-	-	-	-	-
· Five years after notification	4,902,275	1,102,595	2,044,644	2,428,252	2,625,442	2,888,296	-	-	-	-	-	-
· Six years after notification	4,956,618	1,127,609	2,056,612	2,431,363	2,621,044	-	-	-	-	-	-	-
· Seven years after notification	4,982,993	1,140,708	2,072,169	2,419,614	-	-	-	-	-	-	-	-
· Eight years after notification	5,028,742	1,158,436	2,057,911	-	-	-	-	-	-	-	-	-
· Nine years after notification	5,074,360	1,149,106	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	5,086,824	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2017)	5,086,824	1,149,106	2,057,911	2,419,614	2,621,044	2,888,296	2,813,496	3,436,234	3,989,904	3,640,897	3,481,275	33,584,601
Payments of claims	(5,064,293)	(1,022,199)	(2,042,673)	(2,390,739)	(2,586,371)	(2,835,738)	(2,753,035)	(3,355,681)	(3,879,707)	(3,491,476)	(2,766,457)	(32,188,369)
Outstanding Claims	22,531	126,907	15,238	28,875	34,673	52,558	60,461	80,553	110,197	149,421	714,818	1,396,232

Insurance, Vehicle/RCF and Elementary Lines - Claims, net reinsurance

Insurance, Vehicle/RCF and Elementary Lines - Claims, net reinsurance(1)

	R$ thousand
	Year claims were notified
	Up to 2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	4,049,408	859,651	1,791,249	2,260,194	2,440,426	2,804,706	2,815,311	3,523,133	3,805,260	3,661,006	3,443,486	-
· One year after notification	4,107,420	846,124	1,773,092	2,235,404	2,417,095	2,695,513	2,648,135	3,306,665	3,695,713	3,541,988	-	-
· Two years after notification	4,157,532	835,214	1,766,152	2,232,926	2,401,407	2,696,091	2,622,005	3,317,745	3,671,224	-	-	-
· Three years after notification	4,225,589	844,636	1,769,942	2,251,003	2,418,057	2,705,326	2,658,925	3,323,339	-	-	-	-
· Four years after notification	4,285,309	850,115	1,791,739	2,268,293	2,425,973	2,729,230	2,659,375	-	-	-	-	-
· Five years after notification	4,338,449	857,121	1,797,090	2,281,206	2,452,938	2,746,804	-	-	-	-	-	-
· Six years after notification	4,390,840	868,958	1,810,770	2,291,650	2,459,251	-	-	-	-	-	-	-
· Seven years after notification	4,426,256	873,978	1,822,466	2,292,651	-	-	-	-	-	-	-	-
· Eight years after notification	4,466,917	884,796	1,824,085	-	-	-	-	-	-	-	-	-
· Nine years after notification	4,510,383	890,132	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	4,527,764	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2017)	4,527,764	890,132	1,824,085	2,292,651	2,459,251	2,746,804	2,659,375	3,323,339	3,671,224	3,541,988	3,443,486	31,380,099
Payments of claims	(4,505,614)	(880,207)	(1,809,102)	(2,265,943)	(2,424,679)	(2,694,553)	(2,599,885)	(3,243,342)	(3,563,269)	(3,393,389)	(2,736,036)	(30,116,019)
Liquid outstanding claims for reinsurance	22,150	9,925	14,983	26,708	34,572	52,251	59,490	79,997	107,955	148,599	707,450	1,264,080

Life - Insurance claims, gross reinsurance

Life - Insurance claims, gross reinsurance(1)

	R$ thousand
	Year claims were notified
	Up 2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	1,987,288	987,998	1,062,753	1,185,750	1,403,227	1,448,969	1,509,781	1,536,697	1,653,008	1,741,563	1,771,294	-
· One year after notification	2,004,988	1,000,730	1,082,779	1,183,274	1,386,518	1,431,243	1,491,911	1,568,941	1,648,842	1,755,802	-	-
· Two years after notification	2,038,732	1,020,530	1,105,401	1,195,472	1,393,915	1,447,741	1,525,941	1,570,227	1,644,051	-	-	-
· Three years after notification	2,075,972	1,018,008	1,100,970	1,185,871	1,406,376	1,450,511	1,514,898	1,495,266	-	-	-	-
· Four years after notification	2,079,897	1,017,316	1,109,079	1,198,856	1,406,472	1,454,750	1,516,747	-	-	-	-	-
· Five years after notification	2,081,301	1,015,902	1,119,669	1,198,607	1,416,009	1,459,181	-	-	-	-	-	-
· Six years after notification	2,086,778	1,017,807	1,118,181	1,197,508	1,417,352	-	-	-	-	-	-	-
· Seven years after notification	2,068,574	1,021,908	1,112,583	1,189,843	-	-	-	-	-	-	-	-
· Eight years after notification	2,076,228	1,024,349	1,115,707	-	-	-	-	-	-	-	-	-
· Nine years after notification	2,094,047	1,020,756	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,140,849	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2017)	2,140,849	1,020,756	1,115,707	1,189,843	1,417,352	1,459,181	1,516,747	1,495,266	1,644,051	1,755,802	1,771,294	16,526,848
Payments of claims	(2,074,102)	(1,003,673)	(1,098,409)	(1,151,732)	(1,361,271)	(1,398,760)	(1,428,669)	(1,307,155)	(1,337,199)	(1,499,651)	(1,280,837)	(14,941,458)
Liquid outstanding claims for reinsurance	66,747	17,083	17,298	38,111	56,081	60,421	88,078	188,111	306,852	256,151	490,457	1,585,390

(1) The claims table does not include the products Health and Dental insurance - R$ 2,906,361 thousand, DPVAT insurance - R$ 86,592 thousand, Retrocession - R$ 21,722 thousand and salvage and reimbursement estimates - R$ (163,923) thousand.